SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On April 23, 2015, the Company issued 71,429 shares of common stock for the conversion of 50 shares of the Series A Preferred Stock, pursuant to terms of the Series A Certificate of Designation.

Effective May 20, 2015, the Company and its wholly-owned subsidiaries (the “Borrowers”) entered into a Third Modification and Waiver Agreement with Heartland Bank as agent, on behalf of the Lenders for each of the Credit Agreement and the Account Purchase Agreement dated August 12, 2014 (the “Third Amendments”), pursuant to which (i) the Lenders waived certain existing defaults under the Credit Agreement, including a waiver of covenant compliance with respect to Fixed Charge Ratio, Tangible Net Worth Covenant and the First Lien Leverage for the periods ended December 31, 2014 and March 31, 2015. (ii) the Lenders waived default interest through March 31, 2015; (iii) the parties defined Borrower's use of proceeds under an equity raise of not less than $2.735 million (iv) reset the deadline by which Borrowers are required to close and transfer certain open accounts to Heartland Bank; (v) the parties reclassified the amounts owed to sellers pursuant to the working capital adjustment under the Hamilton Purchase Agreement as “Debt” and (vi) further amend certain terms of the Credit Agreement and related Purchase Agreement.   These amendments include the following:  (i) increase interest rate to 13.75% (Credit Agreement only); (ii) amend the schedule for principal payments on the term loan to payments of $110,000 per month (Credit Agreement only); (iii) require Lender consent for payments on Subordinated Debt; (iv) remove the Tangible Net Worth financial covenant; (v) reset certain financial covenants as follows  (A) fixed charge coverage ratio must be less than (1) 0.7 to 1.0 for the period ending June 30, 2015; (2) 0.65 to 1.0 for the period ending September 30, 2015; (3) 0.71 to 1.0 for the period ending December 31, 2015 and (4) 1.2 to 1.0 for the period ending March 31, 2016 and for each fiscal period ending thereafter; (B) first lien leverage ratio of no greater than (1) 5.20 to 1.0 for the period ending June 30, 2015; (2) 5.06 to 1.0 for the period ending September 30, 2015, (3) 4.65 to 1.0 for the period ending December 31, 2015 and (4) for the period ending March 31, 2016 and for each fiscal period ending thereafter, 2.0 to 1.0 and (C) ratio of EBITDA to interest expense must be less than (1) 2.25 to 1.0 for the period ending June 30, 2015; (2) 1.85 to 1.0 for the period ending September 30, 2015, (3) 2.00 to 1.0 for the period ending December 31, 2015 and (4) for each period ending during calendar year 2016 and each year thereafter, 4.75 to 1.0.

From May 20, 2015 to May 27, 2015 the Company issued a total of 3,050 shares of its series B convertible preferred stock and warrants to acquire an aggregate of 3,812,500 shares of common stock to 15 accredited investors for an aggregate gross purchase price of $3,050,000.    Each share of series B convertible preferred stock has a stated value of  $1,000  and is  convertible  into  shares  of  common  stock  at an  initial conversion price of $0.40 per share.  The conversion price is subject to various adjustments.  The investors received warrants to purchase a total of 3,812,500 shares of common stock at an exercise price of $0.50 subject to adjustments, which are exercisable for five years.

In connection with the financing, we paid Roth Capital Partners, LLC, the placement agent, an aggregate cash fee of $ 213,500. In addition, approximately $1.97 million was used for payment of accounts payable and $757,575 was deposited into a restricted account with Heartland Bank which will be used for payment on the Company's term loan with Heartland Bank.  The remainder will be used to pay the costs and expenses associated with the offering and for working capital and general corporate expenses.

From May 26 through June 9, 2015, the Company issued 357,145 shares of common stock for the conversion of 250 shares of the Series A Preferred Stock, pursuant to terms of the Series A Certificate of Designation.

NOTE 16 – SUBSEQUENT EVENTS

From January 21, 2015 through March 20, 2015, the Company issued 1,228,572 shares of common stock for the conversion of 860 shares of the Series A Preferred Stock, pursuant to the terms of the Series A Certificate of Designation.

On January 21, 2015, 200,000 options were granted to three directors and valued at $73,589 using the Black-Scholes pricing model.  The 200,000 options vest over a 12 month period.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             161.31%

Risk free interest rate             1.35%

Expected dividend yield         0.00%

On January 30, 2015, 800,000 options were granted to an officer and valued at $349,610 using the Black-Scholes pricing model.  Of the total 800,000 options, 500,000 options vest immediately, 100,000 options vest upon the first fiscal quarter after date of grant in which the Company has positive net income, 100,000 options vest upon the second fiscal quarter after date of grant in which the Company has positive net income, and 100,000 options vest upon the third fiscal quarter after date of grant in which the Company has positive net income.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             160.64%

Risk free interest rate             1.18%

Expected dividend yield         0.00%

On February 18, 2015, a warrant holder exercised 400,000 warrants using the cashless provision of the warrant agreement for net shares issued of 359,153.